CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flow from operating activities
Loss for the period	€ (14,231)	€ (8,764)	€ (8,554)
Depreciation and amortization	4,211	3,506	3,163
Foreign currency exchange differences on loans to subsidiaries	(828)	(340)	1,056
Share-based compensation expense	671	604	386
Change in impairment of trade receivables	15	227	237
Non-cash expense on financial liabilities	874	781	17
Change in fair value of derivative equity forward	215	(1,877)	(352)
Change in inventory allowance	(21)	(417)	(515)
Loss on disposal of property, plant and equipment	354
Other	60	68	105
Change in working capital	1,861	(1,502)	(2,373)
Trade and other receivables, inventories and current assets	(757)	(1,556)	(2,697)
Trade payables	358	(310)	629
Other liabilities, contract liabilities and provisions	2,286	375	(310)
Income tax payable/receivables	(26)	(11)	5
Total	(6,819)	(7,714)	(6,830)
Cash Flow from investing activities
Payments to acquire property, plant and equipment and intangible assets	(1,100)	(3,812)	(3,626)
Proceeds from disposal of financial assets	8,373	10,475	4,077
Payments to acquire financial assets	(2,725)	(8,690)	(5,542)
Other			156
Total	4,548	(2,027)	(4,935)
Cash Flow from financing activities
Repayment of bank overdrafts and lines of credit		(58)	(167)
Repayment of sale and leaseback obligation		(324)	(383)
Repayment of lease liabilities (2018 and 2017: Repayment of finance lease obligations)	(397)	(37)	(51)
Repayment of long-term debt	(969)	(2,764)	(732)
Proceeds from issuance of long-term debt	529	1,639	12,612
Proceeds from issuance of shares		11,088
Total	(837)	9,544	11,279
Net increase (decrease) in cash and cash equivalents	(3,108)	(197)	(486)
Cash and cash equivalents at beginning of period	7,402	7,569	7,849
Changes to cash and equivalents due to foreign exchanges rates	74	30	206
Cash and cash equivalents at end of period	4,368	7,402	7,569
Supplemental Cash Flow Information
Interest paid	320	231	210
Interest received	€ 93	€ 42	16
Property, plant and equipment added under finance lease			€ 123